UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 16, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total:  $130495
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     1751    74553 SH       SOLE                    69003              5550
American Express               COM              025816109     4026    83478 SH       SOLE                    77889              5589
AmerisourceBergen              COM              03073e105     2089    37200 SH       SOLE                    34940              2260
Bank of America                COM              060505104     2332    28989 SH       SOLE                    26524              2465
Boeing Company                 COM              097023105     3602    85476 SH       SOLE                    80251              5225
Bristol Myers Squibb           COM              110122108      625    21855 SH       SOLE                    20255              1600
Cendant Corp                   COM              151313103     3675   165020 SH       SOLE                   154845             10175
ChevronTexaco                  COM              166764100     3252    37646 SH       SOLE                    34996              2650
Cisco Systems                  COM              17275R102     2896   119245 SH       SOLE                   108242             11003
Citigroup Inc                  COM              172967101     3878    79896 SH       SOLE                    72210              7686
Coca-Cola                      COM              191216100     2117    41720 SH       SOLE                    38075              3645
Coors Cl.B                     COM              217016104     1818    32405 SH       SOLE                    30805              1600
Diebold, Inc                   COM              253651103      833    15460 SH       SOLE                    14210              1250
Disney, (Walt) Co              COM              254687106     2725   116815 SH       SOLE                   107915              8900
DuPont deNemours               COM              263534109     2276    49602 SH       SOLE                    46137              3465
Exxon Mobil Corp               COM              30231G102     4465   108905 SH       SOLE                   100630              8275
Ford Motor Co                  COM              345370860      807    50427 SH       SOLE                    47690              2737
General Electric               COM              369604103     4930   159131 SH       SOLE                   148987             10144
General Motors                 COM              370442105     1420    26601 SH       SOLE                    23976              2625
Hewlett-Packard                COM              428236103      931    40550 SH       SOLE                    37850              2700
Hillenbrand Inds               COM              431573104     2737    44100 SH       SOLE                    41180              2920
Home Depot                     COM              437076102     3322    93599 SH       SOLE                    86826              6773
Honeywell Inc.                 COM              438516106     3020    90340 SH       SOLE                    83390              6950
Int'l Business Mach            COM              459200101     3247    35039 SH       SOLE                    33034              2005
Intel Corp                     COM              458140100     4529   140656 SH       SOLE                   130371             10285
International Paper            COM              460146103     1612    37387 SH       SOLE                    34087              3300
JP Morgan Chase                COM              46625H100     3315    90247 SH       SOLE                    84532              5715
Johnson & Johnson              COM              478160104     2923    56575 SH       SOLE                    52980              3595
Matsushita Elec ADR            COM              576879209      892    64017 SH       SOLE                    59817              4200
McDonalds Corp                 COM              580135101     2617   105399 SH       SOLE                    99459              5940
Merck                          COM              589331107     2087    45183 SH       SOLE                    41183              4000
Microsoft Corp                 COM              594918104     2438    88528 SH       SOLE                    82486              6042
Motorola, Inc                  COM              620076109      611    43454 SH       SOLE                    40759              2695
Nokia ADS                      COM              654902204     2416   142130 SH       SOLE                   133490              8640
Novartis AG ADR                COM              66987V109     1646    35870 SH       SOLE                    32240              3630
Pfizer Inc                     COM              717081103     3919   110929 SH       SOLE                   104021              6908
Procter & Gamble               COM              742718109     2932    29360 SH       SOLE                    27595              1765
RF Micro Devices               COM              749941100      565    56200 SH       SOLE                    51800              4400
Royal Dutch Pet ADR            COM              780257804     3724    71075 SH       SOLE                    66445              4630
Royal Phil Elec ADR            COM              500472303     3704   127344 SH       SOLE                   119900              7444
SAP AG ADR                     COM              803054204      794    19100 SH       SOLE                    17600              1500
Sony Corp ADR                  COM              835699307     1820    52497 SH       SOLE                    49002              3495
Time Warner Inc                COM              887317105     1411    78409 SH       SOLE                    72499              5910
Tyco International             COM              902124106     4064   153373 SH       SOLE                   143043             10330
Tyson Foods Cl A               COM              902494103     2420   182783 SH       SOLE                   172938              9845
Unilever ADR                   COM              904784709      662    10198 SH       SOLE                     9748               450
United Technologies            COM              913017109     5415    57138 SH       SOLE                    53108              4030
Wal-Mart Stores                COM              931142103     9049   170580 SH       SOLE                   163780              6800
Washington Mutual              COM              939322103     2153    53675 SH       SOLE                    50150              3525